Investments (Fixed Maturities Securities Proceeds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Proceeds from maturities/prepayments	$ 1,688,079	$ 1,251,269	$ 385,245
Fixed maturities | Available-for-sale
Debt Securities, Available-for-sale [Line Items]
Proceeds from sales	1,117,293	790,331	81,766
Proceeds from maturities/prepayments	624,640	465,347	305,859
Gross investment gains from sales and maturities	5,647	14,972	1,293
Gross investment losses from sales and maturities	(58,432)	(16,674)	(1,878)
Write-downs recognized in earnings	(20,600)	(2)	(4,312)
(Addition to) release of allowance for credit losses	(620)	(1,810)	(2,339)
Noncash or Part Noncash Divestiture, Amount of Consideration Received	$ (53,900)	$ (4,400)	$ (2,400)